Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Schedule of due from to related parties
	As of June 30,
	2020	2019
Due from related parties:
Judge Asia	$-	$212,736
Raymond Ming Hui Lin	169,185	17,804
Total	$169,185	$230,540

Schedule of related party transactions

		For the year ended,
		2020	2019	2018

a)	Consulting services provided to the related parties
	CareerWin	$165,161	$-	$-

b)	Consulting services provided by the related parties
	CareerWin	$195,817	$-	$-
	EMIT	196,422	-	-
	Beijing Bright	114,052	-	-
		$506,291	$-	$-
c)	Purchase of software from the related parties
	Beijing Bright	$50,988	$-	$-
	EMIT	12,896	-	-
		$63,884	$-	$-
d)	Loans provided to the related parties
	CLPS Lihong	$149,341	$820,982	$-
	EMIT	28,446	-	-
		$177,787	$820,982	$-
e)	Repayment of loans from the related parties
	CLPS Lihong	$149,341	$820,982	$-
	EMIT	28,446	-	-
		$177,787	$820,982	$-
f)	Interest income received from the related party
	CLPS Lihong	$2,328	$33,096	$-